Loans and Allowance for Loan Losses - Troubled Debt Restructuring Categorized by Loan (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	4	10
Pre Modification Outstanding Recorded Investment	$ 2,017	$ 2,370
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 2,016	$ 2,242
Residential 1-4 Family [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	2	6
Pre Modification Outstanding Recorded Investment	$ 77	$ 1,346
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 77	$ 1,218
Multifamily [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	2
Pre Modification Outstanding Recorded Investment	$ 0	$ 1,020
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 1,020
Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1	0
Pre Modification Outstanding Recorded Investment	$ 1,938	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 1,938	$ 0
Farmland [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Second Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Equity Lines of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	0
Pre Modification Outstanding Recorded Investment	$ 0	$ 0
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 0
Mortgage and Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	0	1
Pre Modification Outstanding Recorded Investment	$ 0	$ 3
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 0	$ 3
Agricultural, Installment and Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	1	1
Pre Modification Outstanding Recorded Investment	$ 2	$ 1
Post Modification Outstanding Recorded Investment, Net of Related Allowance	$ 1	$ 1